UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

BlackRock Value Opportunities Fund, Inc.

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Value Opportunities LLC	$1,019,087,135

Total Investments (Cost - $951,760,961) - 100.1%	1,019,087,135
Liabilities in Excess of Other Assets - (0.1)%	(1,274,064)

Net Assets - 100.0%	$1,017,813,071

BlackRock Value Opportunities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”) which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,019,087,135 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2009, the Fund’s investment in the Master LLC was classified as Level 2.

Schedule of Investments December 31, 2009 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.1%
Ceradyne, Inc. (a)	137,300	$2,637,533
Curtiss-Wright Corp.	329,100	10,307,412
Triumph Group, Inc.	167,700	8,091,525

		21,036,470

Airlines — 0.5%
AirTran Holdings, Inc. (a)(b)	506,000	2,641,320
Alaska Air Group, Inc. (a)	74,300	2,567,808

		5,209,128

Biotechnology — 0.9%
Exelixis, Inc. (a)	473,300	3,488,221
PDL BioPharma, Inc. (b)	903,700	6,199,382

		9,687,603

Building Products — 0.6%
Ameron International Corp.	97,900	6,212,734

Capital Markets — 0.1%
Investment Technology Group, Inc. (a)	36,300	715,110
Thomas Weisel Partners Group, Inc. (a)	138,861	524,894

		1,240,004

Chemicals — 3.4%
Arch Chemicals, Inc.	175,900	5,431,792
Ferro Corp.	465,300	3,834,072
Huntsman Corp.	660,500	7,457,045
OM Group, Inc. (a)	167,700	5,264,103
Rockwood Holdings, Inc. (a)	250,300	5,897,068
Spartech Corp.	615,900	6,319,134

		34,203,214

Commercial Banks — 7.2%
BancorpSouth, Inc. (b)	322,800	7,572,888
Bank of Hawaii Corp. (b)	214,200	10,080,252
City Holding Co.	45,100	1,458,083
Cullen/Frost Bankers, Inc.	183,029	9,151,450
First Financial Bankshares, Inc. (b)	86,200	4,674,626
First Financial Corp.	68,264	2,083,418
First Horizon National Corp. (a)(b)	387,821	5,196,807
First Midwest Bancorp, Inc.	666,800	7,261,452
Glacier Bancorp, Inc. (b)	147,900	2,029,188
IBERIABANK Corp.	99,200	5,337,952
MetroCorp Bancshares, Inc.	318,250	1,113,875
PrivateBancorp, Inc.	321,500	2,883,855
Republic Bancorp, Inc., Class A	151,300	3,116,780
S&T Bancorp, Inc.	190,100	3,233,601
Texas Capital Bancshares, Inc. (a)(b)	300,000	4,188,000
United Bankshares, Inc. (b)	185,800	3,710,426

		73,092,653

Communications Equipment — 2.9%
ADC Telecommunications, Inc. (a)(b)	928,600	5,766,606
Harmonic, Inc. (a)	781,400	4,946,262

Common Stocks	Shares	Value

Communications Equipment (concluded)
Ixia (a)	459,900	$3,421,656
JDS Uniphase Corp. (a)	1,038,700	8,569,275
Tellabs, Inc. (a)	1,216,100	6,907,448

		29,611,247

Construction & Engineering — 1.4%
Layne Christensen Co. (a)	183,200	5,259,672
URS Corp. (a)	201,800	8,984,136

		14,243,808

Consumer Finance — 0.8%
Ezcorp, Inc. (a)	458,800	7,895,948

Containers & Packaging — 1.0%
Packaging Corp. of America	240,300	5,529,303
Rock-Tenn Co., Class A	101,100	5,096,451

		10,625,754

Diversified Consumer Services — 0.2%
Service Corp. International	264,385	2,165,313

Electric Utilities — 2.7%
Allete, Inc.	200,037	6,537,209
Cleco Corp.	150,700	4,118,631
El Paso Electric Co. (a)	266,900	5,412,732
Portland General Electric Co.	146,300	2,985,983
UIL Holdings Corp.	293,500	8,241,480

		27,296,035

Electrical Equipment — 0.5%
Regal-Beloit Corp.	96,800	5,027,792

Electronic Equipment, Instruments & Components — 1.0%
Ingram Micro, Inc., Class A (a)	337,500	5,889,375
Vishay Intertechnology, Inc. (a)	529,700	4,422,995

		10,312,370

Energy Equipment & Services — 2.5%
CARBO Ceramics, Inc. (b)	156,900	10,695,873
Oil States International, Inc. (a)	101,200	3,976,148
Pioneer Drilling Co. (a)	434,700	3,434,130
Superior Energy Services, Inc. (a)	318,500	7,736,365

		25,842,516

Food & Staples Retailing — 0.4%
BJ’s Wholesale Club, Inc. (a)	121,800	3,984,078

Food Products — 1.2%
Dean Foods Co. (a)	69,401	1,251,994
Hain Celestial Group, Inc. (a)	260,100	4,424,301
Smart Balance, Inc. (a)	1,037,999	6,227,994

		11,904,289

Gas Utilities — 2.9%
Atmos Energy Corp.	121,200	3,563,280
New Jersey Resources Corp.	65,000	2,431,000
Nicor, Inc.	138,200	5,818,220
Piedmont Natural Gas Co. (b)	112,500	3,009,375
South Jersey Industries, Inc.	107,500	4,104,350

Portfolio Abbreviation

ADR	American Depositary Receipts

Master Value Opportunities LLC	December 31, 2009	1

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Gas Utilities (concluded)
Southwest Gas Corp.	374,200	$10,675,926

		29,602,151

Health Care Equipment & Supplies — 3.7%
CONMED Corp. (a)	450,684	10,275,595
Exactech, Inc. (a)	39,000	675,090
Hansen Medical, Inc. (a)	790,555	2,395,382
Kinetic Concepts, Inc. (a)	205,805	7,748,558
Merit Medical Systems, Inc. (a)	159,200	3,070,968
OraSure Technologies, Inc. (a)(c)	2,764,530	14,043,813

		38,209,406

Health Care Providers & Services — 4.5%
AMERIGROUP Corp. (a)	246,100	6,634,856
Health Net, Inc. (a)	527,900	12,294,791
Healthways, Inc. (a)	327,700	6,010,018
LCA-Vision, Inc. (a)	456,800	2,338,816
LifePoint Hospitals, Inc. (a)	77,500	2,519,525
MedCath Corp. (a)	218,500	1,728,335
PharMerica Corp. (a)	327,800	5,205,464
Universal Health Services, Inc., Class B	168,200	5,130,100
WellCare Health Plans, Inc. (a)	101,300	3,723,788

		45,585,693

Hotels Restaurants & Leisure — 2.0%
7 Days Group Holdings Ltd. - ADR (a)	48,500	605,280
Brinker International, Inc.	364,800	5,442,816
Burger King Holdings, Inc. (b)	324,600	6,108,972
Jack in the Box, Inc. (a)	401,813	7,903,662

		20,060,730

Household Durables — 0.7%
Furniture Brands International, Inc. (a)	1,345,100	7,344,246

Insurance — 3.1%
Allied World Assurance Holdings Ltd.	107,100	4,934,097
Aspen Insurance Holdings Ltd.	78,500	1,997,825
Fidelity National Title Group, Inc., Class A	522,700	7,035,542
The Hanover Insurance Group, Inc.	125,400	5,571,522
ProAssurance Corp. (a)	138,200	7,422,722
Validus Holdings Ltd.	167,596	4,515,036

		31,476,744

Internet Software & Services — 1.7%
IAC/InterActiveCorp. (a)	638,400	13,074,432
ValueClick, Inc. (a)	397,800	4,025,736

		17,100,168

IT Services — 1.2%
Convergys Corp. (a)	1,091,900	11,737,925

Leisure Equipment & Products — 0.5%
Leapfrog Enterprises, Inc. (a)	1,375,200	5,377,032

Life Sciences Tools & Services — 1.7%
Affymetrix, Inc. (a)	1,297,073	7,574,906
Parexel International Corp. (a)	186,100	2,624,010

Common Stocks	Shares	Value

Life Sciences Tools & Services (concluded)
PerkinElmer, Inc.	365,300	$7,521,527

		17,720,443

Machinery — 7.4%
AGCO Corp. (a)(b)	322,200	10,419,948
Altra Holdings, Inc. (a)	640,478	7,909,903
Astec Industries, Inc. (a)	121,600	3,275,904
Briggs & Stratton Corp.	421,900	7,893,749
CIRCOR International, Inc.	196,400	4,945,352
EnPro Industries, Inc. (a)(b)	254,400	6,718,704
IDEX Corp.	254,200	7,918,330
RBC Bearings, Inc. (a)	222,695	5,418,170
Robbins & Myers, Inc.	573,600	13,491,072
Terex Corp. (a)	254,900	5,049,569
Wabash National Corp. (a)	1,226,000	2,317,140

		75,357,841

Media — 2.0%
Arbitron, Inc.	148,800	3,484,896
Harte-Hanks, Inc.	1,145,400	12,347,412
Playboy Enterprises, Inc., Class B (a)	1,394,400	4,462,080

		20,294,388

Metals & Mining — 1.5%
Carpenter Technology Corp.	318,500	8,583,575
Hecla Mining Co. (a)(b)	712,600	4,403,868
Stillwater Mining Co. (a)	266,700	2,528,316

		15,515,759

Multi-Utilities — 1.4%
Avista Corp.	237,000	5,116,830
OGE Energy Corp.	246,900	9,108,141

		14,224,971

Multiline Retail — 1.9%
Big Lots, Inc. (a)	289,300	8,383,914
Saks, Inc. (a)(b)	1,697,566	11,136,033

		19,519,947

Oil, Gas & Consumable Fuels — 2.2%
Cabot Oil & Gas Corp., Class A (b)	114,700	4,999,773
Frontier Oil Corp.	219,700	2,645,188
Mariner Energy, Inc. (a)	295,300	3,428,433
St. Mary Land & Exploration Co.	178,400	6,108,416
Whiting Petroleum Corp. (a)	61,400	4,387,030
World Fuel Services Corp. (b)	36,800	985,872

		22,554,712

Personal Products — 0.6%
Alberto-Culver Co.	202,500	5,931,225

Pharmaceuticals — 0.9%
King Pharmaceuticals, Inc. (a)(b)	711,900	8,735,013

Professional Services — 0.2%
Kelly Services, Inc., Class A	89,700	1,070,121
Kforce, Inc. (a)	90,000	1,125,000

		2,195,121

Real Estate Investment Trusts (REITs) — 8.8%
AMB Property Corp.	197,500	5,046,125
Acadia Realty Trust	421,900	7,117,453

2	Master Value Opportunities LLC	December 31, 2009

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages Shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
American Campus Communities, Inc.	279,900	$7,865,190
BioMed Realty Trust, Inc.	648,400	10,231,752
DiamondRock Hospitality Co.	407,500	3,451,525
Entertainment Properties Trust	89,500	3,156,665
Lexington Corporate Properties Trust	600,053	3,648,322
Liberty Property Trust	84,600	2,708,046
MFA Financial, Inc.	692,600	5,090,610
The Macerich Co. (b)	229,613	8,254,572
National Retail Properties, Inc.	341,900	7,255,118
Omega Healthcare Investors, Inc.	286,500	5,572,425
Potlatch Corp. (b)	109,200	3,481,296
PS Business Parks, Inc.	125,100	6,261,255
Senior Housing Properties Trust	492,000	10,760,040

		89,900,394

Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.	136,000	8,214,400
The St. Joe Co. (a)(b)	319,700	9,236,133

		17,450,533

Road & Rail — 2.1%
Marten Transport Ltd. (a)	394,848	7,087,522
Railamerica, Inc. (a)(b)	559,300	6,823,460
Vitran Corp., Inc. (a)	736,921	8,010,331

		21,921,313

Semiconductors & Semiconductor Equipment — 6.4%
Actel Corp. (a)	366,000	4,348,080
DSP Group, Inc. (a)	1,020,837	5,747,312
Fairchild Semiconductor International, Inc. (a)	879,264	8,783,847
Integrated Device Technology, Inc. (a)	368,700	2,385,489
Intersil Corp., Class A	647,900	9,938,786
MKS Instruments, Inc. (a)	360,300	6,272,823
PMC-Sierra, Inc. (a)	577,100	4,997,686
Teradyne, Inc. (a)(b)	906,300	9,724,599
Zoran Corp. (a)	1,146,750	12,671,588

		64,870,210

Software — 2.9%
Bottomline Technologies, Inc. (a)	720,795	12,664,368
Fortinet, Inc. (a)	16,200	284,634
Novell, Inc. (a)	2,136,100	8,864,815
TIBCO Software, Inc. (a)	807,900	7,780,077

		29,593,894

Specialty Retail — 4.8%
Charming Shoppes, Inc. (a)	1,624,400	10,509,868
The Children’s Place Retail Stores, Inc. (a)(b)	329,600	10,880,096
Collective Brands, Inc. (a)	510,561	11,625,474
Dress Barn, Inc. (a)(b)	186,715	4,313,116
Genesco, Inc. (a)	184,400	5,063,624
Jo-Ann Stores, Inc. (a)	172,970	6,268,433

		48,660,611

Thrifts & Mortgage Finance — 0.9%
Dime Community Bancshares, Inc.	250,400	2,934,688
Provident Financial Services, Inc.	326,900	3,481,485
Provident New York Bancorp	367,500	3,101,700

		9,517,873

Common Stocks	Shares	Value

Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	256,900	$5,669,783
H&E Equipment Services, Inc. (a)	477,300	5,006,877
WESCO International, Inc. (a)	209,700	5,663,997

		16,340,657

Total Common Stocks – 98.7%		1,006,389,956

Investment Companies

iShares Dow Jones U.S. Real Estate Index Fund (b)(d)	110,200	5,060,384
SPDR Gold Trust (a)	45,400	4,871,874

Total Investment Companies – 1.0%		9,932,258

Total Long-Term Investments (Cost – $948,996,041) – 99.7%		1,016,322,214

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(e)	776,544	776,544

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(e)(f)	$147,079	147,079,338

Total Short-Term Securities (Cost – $147,855,882) – 14.5%		147,855,882

Total Investments (Cost – $1,096,851,923*) – 114.2%		1,164,178,096
Liabilities in Excess of Other Assets – (14.2)%		(145,090,961)

Net Assets – 100.0%		$1,019,087,135

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,161,306,851

Gross unrealized appreciation	$161,812,281
Gross unrealized depreciation	(158,941,036)

Net unrealized appreciation	$2,871,245

Master Value Opportunities LLC	December 31, 2009	3

Schedule of Investments (Continued)	Master Value Opportunities LLC

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)

Investments in companies (whereby the Master LLC held 5% or more of the companies’ outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain (Loss)	Income

Bottomline Technologies, Inc.[1,2]	—	$10,969,483	$44,33,347	—
Harte-Hanks, Inc.[2]	—	$56,838,892	$(30,886,442)	$421,538
O’Charley’s, Inc.[1,2]	—	$18,398,583	$(10,467,818)	—
OraSure Technologies, Inc.[1]	—	$90,180	$(53,432)	—
Playboy Enterprises, Inc., Class B1,2	—	$3,992,694	$(2,490,483)	—
Vitran Corp., Inc.[1,2]	—	—	—	—

	[1]	Non-income producing security.

	[2]	No longer an affiliated company or held by the Master LLC as of report date.

(d)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost		Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—		$40,668,077	[1]	—	$120,719
BlackRock Liquidity Series, LLC Money Market Series	$86,293,538	[2]	—		—	$383,368
iShares Dow Jones U.S. Real Estate Index Fund	$20,560,783		$15,954,039		$1,842,185	$273,141

[1]	Represents net sales cost.

[2]	Represents net purchase cost.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from securities loans.

●	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

● Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

●

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

●

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

Master Value Opportunities LLC	December 31, 2009	4

Schedule of Investments (concluded)	Master Value Opportunities LLC

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$1,016,322,214
Short-Term Securities	776,544

Total Level 1	1,017,098,758

Level 2 – Short-Term Securities	147,079,338
Level 3	—

Total	$1,164,178,096

[1]	See above Schedule of Investments for values in each industry classification.

Master Value Opportunities LLC	December 31, 2009	5

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 23, 2010